Investments in associates and joint ventures (Details 6) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Banco RCI Brasil
Other information
Current assets	R$ 9,849,508	R$ 9,057,261	R$ 8,603,844
Current liabilities	8,679,715	7,985,647	7,276,320
Cash and cash equivalents	37,115	47,782	23,612
Depreciation and amortization	(977)	(1,600)	(911)
Revenue	1,316,687	1,315,695	1,575,550
Interest income	1,290,703	1,294,119	1,368,643
Interest expense	(575,944)	(626,654)	(903,061)
Tax Income / (expense)	(147,266)	(122,544)	(3,326)
Current financial liabilities (excluding trade and other payables and provisions)	3,130,908	3,897,010	3,629,575
Non-current financial liabilities (excluding trade and other payables and provisions)	4,813,909	4,058,986	3,646,745
Webmotors
Other information
Current assets	221,313	490,458	145,499
Current liabilities	60,905	50,413	35,231
Cash and cash equivalents	1,034	1,989	1,663
Depreciation and amortization	(7,423)	16,353	(12,295)
Revenue	167,881	127,064	135,242
Interest income	4,134	7,178	28,047
Interest expense	0	0	0
Tax Income / (expense)	(16,013)	(12,568)	(13,370)
Current financial liabilities (excluding trade and other payables and provisions)	49,709	33,320	31,707
Non-current financial liabilities (excluding trade and other payables and provisions)	R$ 5,458	R$ 3,247	R$ 1,736